LOANS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in allowance for loan losses
Beginning Balance	$ 5,944,585	$ 7,789,262
Charge-offs	(1,428,026)	(3,706,221)
Recoveries	589,109	311,544
Provision	485,000	1,550,000
Ending Balance	5,590,668	5,944,585
Period-end allowance allocated to loans:
Individually evaluated for impairment	506,675	832,400
Collectively evaluated for impairment	5,083,993	5,112,185
Ending Balance	5,590,668	5,944,585
Loans evaluated for impairment:
Individually	7,233,970	11,216,123
Collectively	371,891,658	397,024,411
Total	379,125,628	408,240,534
Real estate loans
Changes in allowance for loan losses
Beginning Balance	4,486,671	6,648,837
Charge-offs	(1,249,105)	(2,962,119)
Recoveries	523,831	292,772
Provision	447,164	507,181
Ending Balance	4,208,561	4,486,671
Period-end allowance allocated to loans:
Individually evaluated for impairment	366,299	778,998
Collectively evaluated for impairment	3,842,262	3,707,673
Ending Balance	4,208,561	4,486,671
Loans evaluated for impairment:
Individually	6,939,747	10,760,399
Collectively	287,007,155	312,704,036
Total	293,946,902	323,464,435
Real estate loans | One-to-four family
Changes in allowance for loan losses
Beginning Balance	847,285	777,470
Charge-offs	(549,877)	(263,026)
Recoveries	17,036	1,565
Provision	1,110,219	331,276
Ending Balance	1,424,663	847,285
Period-end allowance allocated to loans:
Individually evaluated for impairment	160,881	210,336
Collectively evaluated for impairment	1,263,782	636,949
Ending Balance	1,424,663	847,285
Loans evaluated for impairment:
Individually	1,720,101	2,060,316
Collectively	117,164,352	110,290,077
Total	118,884,453	112,350,393
Real estate loans | Multi-family
Changes in allowance for loan losses
Beginning Balance	958,303	779,680
Charge-offs	(482,478)
Recoveries		34,312
Provision	185,533	144,311
Ending Balance	661,358	958,303
Period-end allowance allocated to loans:
Individually evaluated for impairment		533,850
Collectively evaluated for impairment	661,358	424,453
Ending Balance	661,358	958,303
Loans evaluated for impairment:
Individually	2,100,064	3,005,771
Collectively	38,162,205	39,197,441
Total	40,262,269	42,203,212
Real estate loans | Commercial
Changes in allowance for loan losses
Beginning Balance	1,268,081	1,157,114
Charge-offs	(216,750)	(576,046)
Recoveries	204,681	235,354
Provision	198,443	451,659
Ending Balance	1,454,455	1,268,081
Period-end allowance allocated to loans:
Individually evaluated for impairment	195,103	34,812
Collectively evaluated for impairment	1,259,352	1,233,269
Ending Balance	1,454,455	1,268,081
Loans evaluated for impairment:
Individually	1,978,525	3,237,893
Collectively	118,860,587	135,528,980
Total	120,839,112	138,766,873
Real estate loans | Construction and land
Changes in allowance for loan losses
Beginning Balance	1,413,002	3,934,573
Charge-offs		(2,123,047)
Recoveries	302,114	21,541
Provision	(1,047,031)	(420,065)
Ending Balance	668,085	1,413,002
Period-end allowance allocated to loans:
Individually evaluated for impairment	10,315
Collectively evaluated for impairment	657,770	1,413,002
Ending Balance	668,085	1,413,002
Loans evaluated for impairment:
Individually	1,141,057	2,456,419
Collectively	12,820,011	27,687,538
Total	13,961,068	30,143,957
Commercial business
Changes in allowance for loan losses
Beginning Balance	1,296,114	969,669
Charge-offs	(141,104)	(649,749)
Recoveries	58,924	18,225
Provision	5,146	957,969
Ending Balance	1,219,080	1,296,114
Period-end allowance allocated to loans:
Individually evaluated for impairment	131,774	22,713
Collectively evaluated for impairment	1,087,306	1,273,401
Ending Balance	1,219,080	1,296,114
Loans evaluated for impairment:
Individually	131,774	260,458
Collectively	71,808,657	70,990,624
Total	71,940,431	71,251,082
Consumer
Changes in allowance for loan losses
Beginning Balance	161,800	170,756
Charge-offs	(37,817)	(94,353)
Recoveries	6,354	547
Provision	32,690	84,850
Ending Balance	163,027	161,800
Period-end allowance allocated to loans:
Individually evaluated for impairment	8,602	30,689
Collectively evaluated for impairment	154,425	131,111
Ending Balance	163,027	161,800
Loans evaluated for impairment:
Individually	162,449	195,266
Collectively	13,075,846	13,329,751
Total	13,238,295	13,525,017
Consumer | Home equity
Changes in allowance for loan losses
Beginning Balance	151,625	133,234
Charge-offs	(30,243)	(92,056)
Recoveries	331
Provision	(5,235)	110,447
Ending Balance	116,478	151,625
Period-end allowance allocated to loans:
Individually evaluated for impairment	8,602	28,117
Collectively evaluated for impairment	107,876	123,508
Ending Balance	116,478	151,625
Loans evaluated for impairment:
Individually	162,449	185,531
Collectively	11,550,252	11,876,577
Total	11,712,701	12,062,108
Consumer | Automobile and other
Changes in allowance for loan losses
Beginning Balance	10,175	37,522
Charge-offs	(7,574)	(2,297)
Recoveries	6,023	547
Provision	37,925	(25,597)
Ending Balance	46,549	10,175
Period-end allowance allocated to loans:
Individually evaluated for impairment		2,572
Collectively evaluated for impairment	46,549	7,603
Ending Balance	46,549	10,175
Loans evaluated for impairment:
Individually		9,735
Collectively	1,525,594	1,453,174
Total	$ 1,525,594	$ 1,462,909